Shareholders' Equity - Stock Options Price Ranges (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Range of Exercise Prices
Options Outstanding (in shares)	234	923
Weighted Average Exercise Price (in dollars per share)	$ 38.41	$ 44.83
Options Exercisable (in shares)	72	616
Weighted Average Exercise Price (in dollars per share)	$ 40.76	$ 48.52
Weighted Average Remaining Contractual Life (In years)	3 years 7 months 17 days	3 years 4 months 13 days
Range of Exercise Prices $24.39 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 24.39
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 38.27
Options Outstanding (in shares)		374
Weighted Average Exercise Price (in dollars per share)		$ 36.48
Options Exercisable (in shares)		84
Weighted Average Exercise Price (in dollars per share)		$ 34.28
Weighted Average Remaining Contractual Life (In years)		4 years 6 months 4 days
Range of Exercise Prices $40.07 - $40.07
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.07	$ 40.07
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.07	$ 40.07
Options Outstanding (in shares)	8	15
Weighted Average Exercise Price (in dollars per share)	$ 40.07	$ 40.07
Options Exercisable (in shares)	8	7
Weighted Average Exercise Price (in dollars per share)	$ 40.07	$ 40.07
Weighted Average Remaining Contractual Life (In years)	4 years 9 months 22 days	5 years 9 months 22 days
Range of Exercise Prices $45.13- $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 45.13	$ 45.13
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.13	$ 45.13
Options Outstanding (in shares)	30	56
Weighted Average Exercise Price (in dollars per share)	$ 45.13	$ 45.13
Options Exercisable (in shares)	30	48
Weighted Average Exercise Price (in dollars per share)	$ 45.13	$ 45.13
Weighted Average Remaining Contractual Life (In years)	1 year 6 months 18 days	2 years 6 months 18 days
Range of Exercise Prices $51.48 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 51.48
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 51.48
Options Outstanding (in shares)		478
Weighted Average Exercise Price (in dollars per share)		$ 51.48
Options Exercisable (in shares)		477
Weighted Average Exercise Price (in dollars per share)		$ 51.48
Weighted Average Remaining Contractual Life (In years)		2 years 5 months 27 days
Range of Exercise Prices $35.69 - $35.69
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 35.69
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 35.69
Options Outstanding (in shares)	72
Weighted Average Exercise Price (in dollars per share)	$ 35.69
Options Exercisable (in shares)	16
Weighted Average Exercise Price (in dollars per share)	$ 35.69
Weighted Average Remaining Contractual Life (In years)	3 years 10 months 24 days
Range of Exercise Prices $38.27 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 38.27
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27
Options Outstanding (in shares)	124
Weighted Average Exercise Price (in dollars per share)	$ 38.27
Options Exercisable (in shares)	18
Weighted Average Exercise Price (in dollars per share)	$ 38.27
Weighted Average Remaining Contractual Life (In years)	3 years 10 months 24 days